                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07359

                      HYPERION BROOKFIELD INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                          Three World Financial Center,
              200 Vesey Street, 10th Floor, New York, NY 10281-1010
               (Address of principal executive offices) (Zip code)

                Thomas F. Doodian, Three World Financial Center,
                    200 Vesey Street, New York, NY 10281-1010
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-549-8400

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

HYPERION BROOKFIELD INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
October 31, 2006

                                                                                     PRINCIPAL
                                                               INTEREST                AMOUNT
                                                                 RATE     MATURITY     (000S)        VALUE
                                                              ---------   --------   ---------   ------------
ASSET-BACKED SECURITIES - 9.1%
   First Franklin Mortgage Loan Trust
      Series 2004-FFH2, Class B1* (b)                         8.82%+      06/25/34   $  3,000    $  2,700,000
   Green Tree Financial Corp.
      Series 1998-04, Class M1                                6.83        03/01/28      2,000       1,020,000
      Series 1998-3, Class M1                                 6.86        03/01/30      2,000         940,000
      Series 1997-7, Class B1                                 6.99        07/15/29      1,780         275,973
      Series 1997-3, Class M1                                 7.53        03/15/28      2,500       1,904,688
      Series 1996-9, Class M1                                 7.63        08/15/27      2,300       2,185,000
                                                                                                 ------------
                                                                                                    6,325,661
                                                                                                 ------------
   Long Beach Mortgage Loan Trust
      Series 2002-5, Class M4B                                6.00        11/25/32      1,607         642,651
   Mid-State Trust
      Series 2004-1, Class B                                  8.90        08/15/37      2,785       2,914,563
   Sail Net Interest Margin Notes
      Series 2004-BNC2, Class B*                              7.00        12/27/34        751         557,536
      Series 2003-5, Class A*                                 7.35        06/27/33         33           3,262
      Series 2003-3, Class A*                                 7.75        04/27/33         78          44,882
                                                                                                 ------------
                                                                                                      605,680
                                                                                                 ------------
   Structured Asset Investment Loan Trust
      Series 2004-4, Class B* (c)                             5.00/5.50   04/25/34      2,858       2,572,200
      Series 2004-11, Class B* (c)                            5.00/5.50   01/25/35      3,999       3,557,550
      Series 2004-3, Class B* (c)                             6.00/6.50   04/25/34      2,500       2,150,225
      Series 2003-BC13, Class B* (a) (c)                      6.00/6.50   11/25/33      3,750       3,679,950
                                                                                                 ------------
                                                                                                   11,959,925
                                                                                                 ------------
   Wells Fargo Alternative Loan Trust
      Series 2005-1, Class B5                                 5.50        02/25/35        317         201,693
      Series 2005-1, Class B6                                 5.50        02/25/35        423         127,972
                                                                                                 ------------
                                                                                                      329,665
                                                                                                 ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost - $28,010,029)                                                                            25,478,145
                                                                                                 ------------

COMMERCIAL MORTGAGE BACKED SECURITIES - 72.9%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
   Wachovia Capital Center Mezzanine Loan(e)
      (Cost - $5,000,000)                                     8.89+       02/01/08      5,000       5,000,000
                                                                                                 ------------
OTHER COMMERCIAL MORTGAGE BACKED SECURITIES - 71.1%
   Banc America Commercial Mortgage, Inc.
      Series 2004-6, Class A5                                 4.81        12/10/42      4,000       3,878,676
      Series 2004-6, Class F*                                 5.35        12/10/42      2,500       2,449,238
      Series 2006-2, Class J                                  5.48        05/10/45        882         776,849
      Series 2006-2, Class K                                  5.48        05/10/45      1,386       1,188,765
      Series 2006-2, Class L                                  5.48        05/10/45      1,591       1,180,052
      Series 2006-2, Class M                                  5.48        05/10/45      1,040         716,343
      Series 2006-2, Class N                                  5.48        05/10/45      2,080       1,337,378
      Series 2006-2, Class O                                  5.48        05/10/45      2,035       1,205,716
      Series 2006-2, Class P                                  5.48        05/10/45     11,190       3,952,719
      Series 2002-PB2, Class K*                               6.29        06/11/35      2,000       2,050,920
                                                                                                 ------------
                                                                                                   18,736,656
                                                                                                 ------------
   Bear Stearns Commercial Mortgage Securities
      Series 2005-PWR9, Class L*                              4.66        09/19/42      5,000       3,816,935
      Series 2004-ESA, Class A3*                              4.74        05/14/16      3,500       3,478,272
      Series 2004-T16, Class A6                               4.75        02/13/46      5,300       5,129,324
      Series 2005-T18, Class A4                               4.93        02/13/42     11,000      10,749,255
      Series 2006-PWR13, Class H*                             5.03        09/11/41      1,715       1,713,916
      Series 2006-PWR13, Class J                              5.26        09/11/41      2,545       2,229,654
      Series 2006-PWR13, Class N                              5.26        09/11/41      1,297         746,795
      Series 2006-PWR13, Class K                              5.26        09/11/41        399         337,511

HYPERION BROOKFIELD INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
October 31, 2006

                                                                                     PRINCIPAL
                                                               INTEREST                AMOUNT
                                                                 RATE     MATURITY     (000S)        VALUE
                                                              ---------   --------   ---------   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (CONTINUED)
      Series 2006-PWR13, Class L                              5.26%       09/11/41   $  2,663    $  1,862,505
      Series 2006-PWR13, Class M*                             5.26        09/11/41      2,175       1,359,579
      Series 2006-PWR13, Class O                              5.26        09/11/41      2,172       1,151,132
      Series 2006-PWR13, Class P*                             5.26        09/11/41     10,858       3,416,977
      Series 2004-PWR6, Class F*                              5.44+       11/11/41      2,250       2,217,845
      Series 2004-PWR6, Class G*                              5.47+       11/11/41      1,000         979,734
      Series 2004-PWR5, Class F*                              5.48+       07/11/42      3,500       3,452,558
      Series 2005-PWR10, Class K*                             5.63        12/11/40      6,113       5,832,805
      Series 1999-C1, Class J*                                5.64        02/14/31      2,390         147,464
      Series 1999-C1, Class K* (d)                            5.64        02/14/31      1,502           6,159
                                                                                                 ------------
                                                                                                   48,628,420
                                                                                                 ------------
   Cascades Mezzanine Loan (e)                                9.84+       06/03/08      5,500       5,500,000
   CD 2006 CD2
      Series 2006-CD2, Class K*                               5.09        01/11/46      1,632       1,487,357
      Series 2006-CD2, Class M*                               5.09        01/11/46      1,980       1,527,416
      Series 2006-CD2, Class L*                               5.09        01/15/46      1,166       1,011,075
      Series 2006-CD2, Class J*                               5.65        01/11/46      3,300       3,181,979
                                                                                                 ------------
                                                                                                    7,207,827
                                                                                                 ------------
   Citigroup/Deutsche Bank Commercial Mortgage Trust
      Series 2005-CD1, Class G*                               5.40        07/15/44      5,000       4,817,910
   Credit Suisse First Boston Mortgage Securities Corp.
      Series 2003-C3, Class J*                                4.23        05/15/38      1,200       1,114,019
      Series 2004-C3, Class J*                                4.78        07/15/36        275         249,654
      Series 2005-C6, Class J*                                5.23        12/15/40      5,000       4,738,760
      Series 2006-C1, Class L*                                5.24        02/15/39      1,717       1,492,152
      Series 2006-C1, Class M*                                5.24        02/15/39      1,200       1,013,472
      Series 2006-C1, Class N*                                5.24        02/15/39      1,288         948,645
      Series 2006-C1, Class O*                                5.24        02/15/39        429         291,744
      Series 2006-C1, Class P*                                5.24        02/15/39        430         278,453
      Series 2006-C1, Class Q*                                5.24        02/15/39        858         512,877
      Series 2006-C1, Class S*                                5.24        02/15/39      3,861       1,274,130
      Series 2006-C1, Class K*                                5.74        02/15/39      2,900       2,812,803
                                                                                                 ------------
                                                                                                   14,726,709
                                                                                                 ------------
   Credit Suisse Mortgage Capital Certificates
      Series 2006-C4, Class Q*                                5.15        09/15/36      3,193       1,549,834
      Series 2006-C4, Class S*                                5.15        09/15/36     15,963       5,178,397
      Series 2006-C4, Class L*                                5.15        09/15/39        623         535,353
      Series 2006-C4, Class M*                                5.15        09/15/39      1,004         840,893
      Series 2006-C4, Class N*                                5.15        09/15/39      1,619       1,154,737
      Series 2006-C4, Class O*                                5.15        09/15/39      1,597       1,022,532
      Series 2006-C4, Class P*                                5.15        09/15/39      2,405       1,420,578
                                                                                                 ------------
                                                                                                   11,702,324
                                                                                                 ------------
   Greenwich Capital Commercial Funding Corp.
      Series 2005-GG5, Class A5                               5.22        04/10/37     11,500      11,445,513
   JP Morgan Commercial Mortgage Finance Corp.
      Series 2003-C1, Class X1*                               0.53        01/12/37     57,093       2,111,236
      Series 2003-C1, Class K*                                5.08        01/12/37      1,625       1,495,059
      Series 2003-C1, Class L*                                5.08        01/12/37      1,200         986,762
      Series 2004-C2, Class A3                                5.38        05/15/41      5,000       4,999,775
      Series 2005-LDP5, Class J*                              5.50        12/15/44      4,500       4,347,230
      Series 2004-PNC1, Class A4                              5.54        06/12/41      5,000       5,060,700
      Series 1999-C7, Class F*                                6.00        10/15/35      6,000@      5,988,198
                                                                                                 ------------
                                                                                                   24,988,960
                                                                                                 ------------
   LB-UBS Commercial Mortgage Trust
      Series 2005-C1, Class G*                                5.32        02/15/40      4,286       4,171,169
      Series 2002-C2, Class V**                               5.68        07/15/32          0               0

HYPERION BROOKFIELD INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
October 31, 2006

                                                                                     PRINCIPAL
                                                               INTEREST                AMOUNT
                                                                 RATE     MATURITY     (000S)        VALUE
                                                              ---------   --------   ---------   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (CONTINUED)
      Series 2002-C2, Class M*                                5.68%       07/15/35   $    900    $    878,639
      Series 2002-C2, Class N*                                5.68        07/15/35      1,450       1,331,848
      Series 2001-C7, Class J*                                5.87        11/15/33      3,662       3,663,697
      Series 2001-C7, Class L*                                5.87        11/15/33      3,299       3,111,534
                                                                                                 ------------
                                                                                                   13,156,887
                                                                                                 ------------
   Merrill Lynch Mortgage Trust
      Series 2002-MW1, Class J*                               5.70        07/12/34      2,295       2,191,101
   Morgan Stanley Cap I, Inc.
      Series 2005-HQ6, Class A4A                              4.99        08/13/42     12,000      11,756,736
      Series 2006-IQ11, Class J*                              5.53        10/15/42        811         696,552
      Series 2006-IQ11, Class K*                              5.53        10/15/42        586         489,554
      Series 2006-IQ11, Class L*                              5.53        10/15/42        660         460,276
      Series 2005-HQ6, Class J*                               5.60        08/13/42      5,000       4,889,315
      Series 1998-WF1, Class F*                               7.30        03/15/30      5,000@      5,066,200
                                                                                                 ------------
                                                                                                   23,358,633
                                                                                                 ------------
Wachovia Bank Commercial Mortgage Trust
      Series 2005-C18, Class J*                               4.70        04/15/42      1,248       1,063,140
      Series 2005-C18, Class K*                               4.70        04/15/42      1,665       1,371,258
      Series 2005-C18, Class L*                               4.70        04/15/42        797         595,377
      Series 2005-C18, Class M*                               4.70        04/15/42        532         366,413
      Series 2005-C18, Class N*                               4.70        04/15/42        648         419,157
      Series 2002-C2, Class L*                                4.94        11/15/34      1,833       1,716,940
      Series 2002-C2, Class M*                                4.94        11/15/34      1,072         976,686
      Series 2002-C2, Class N*                                4.94        11/15/34        938         832,646
      Series 2002-C2, Class O*                                4.94        11/15/34        755         614,826
      Series 2002-C2, Class P*                                4.94        11/15/34     10,044       3,093,551
      Series 2003-C3, Class J*                                4.98        02/15/35      2,045       1,934,758
                                                                                                 ------------
                                                                                                   12,984,752
                                                                                                 ------------
TOTAL OTHER COMMERCIAL MORTGAGE BACKED SECURITIES
      (Cost - $196,710,897)                                                                       199,445,692
                                                                                                 ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
      (Cost - $201,710,897)                                                                       204,445,692
                                                                                                 ------------

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 14.9%

SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9%

Citicorp Mortgage Securities, Inc.
      Series 2003-4, Class B4                                 5.00        03/25/18        280         258,708
      Series 2003-4, Class B5                                 5.00        03/25/18        140         113,469
      Series 2003-4, Class B6                                 5.00        03/25/18        280         157,700
      Series 2003-5, Class B4                                 5.35        04/25/33        502         456,745
      Series 2003-5, Class B5                                 5.35        04/25/33        335         274,510
      Series 2003-5, Class B6                                 5.35        04/25/33        503         242,622
      Series 2002-11, Class B4*                               5.84        11/25/32        956         958,992
      Series 2002-11, Class B5                                5.84        11/25/32        478         470,888
      Series 2002-11, Class B6*                               5.84        11/25/32        718         538,385
                                                                                                 ------------
                                                                                                    3,472,019
                                                                                                 ------------
First Horizon Mortgage Trust
      Series 2005-FA9, Class B4                               5.50        12/25/35      1,063         723,725
      Series 2005-FA9, Class B5                               5.50        12/25/35      1,600         763,902
      Series 2005-FA9, Class B6                               5.50        12/25/35      1,143         285,817
                                                                                                 ------------
                                                                                                    1,773,444
                                                                                                 ------------
G3 Mortgage Reinsurance Ltd.
      Series 1, Class EH*                                     25.32+      05/25/08      2,329       2,485,072
Harborview Mortgage Loan Trust
      Series 2005-14, Class B4*                               5.55        12/19/35      3,358       2,868,493
      Series 2005-1, Class B4* (b)                            7.07+       03/19/35      1,167       1,058,806

HYPERION BROOKFIELD INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
October 31, 2006

                                                                                     PRINCIPAL
                                                               INTEREST                AMOUNT
                                                                 RATE     MATURITY     (000S)        VALUE
                                                              ---------   --------   ---------   ------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (CONTINUED)
      Series 2005-1, Class B5* (b)                            7.07%+      03/19/35   $  1,701    $  1,366,149
      Series 2005-1, Class B6* (b)                            7.07+       03/19/35      2,189         547,261
                                                                                                 ------------
                                                                                                    5,840,709
                                                                                                 ------------
Residential Funding Mortgage Sec I
      Series 2003-S6, Class B1                                5.00        04/25/18        168         153,474
      Series 2003-S6, Class B2                                5.00        04/25/18         84          71,990
      Series 2003-S6, Class B3                                5.00        04/25/18        168          67,302
      Series 2005-S9, Class B1*                               5.75        12/25/35        909         786,767
      Series 2005-S9, Class B2*                               5.75        12/25/35        545         383,731
      Series 2005-S9, Class B3*                               5.75        12/25/35        909         309,048
                                                                                                 ------------
                                                                                                    1,772,312
                                                                                                 ------------
Resix Financial Ltd.
      Series 2004-C, Class B7*                                8.82+       09/10/36      1,941       1,956,494
      Series 2004-A, Class B8*                                10.32+      02/10/36        841         855,522
      Series 2003-D, Class B7*                                11.07+      12/10/35      2,842       2,923,305
      Series 2005-A, Class B9*                                11.07+      03/10/37      1,343       1,329,986
      Series 2003-CB1, Class B8*                              12.07+      06/10/35      1,101       1,128,411
      Series 2005-D, Class B9*                                13.32+      12/15/37      2,952       2,999,140
      Series 2005-A, Class B10*                               13.82+      03/10/37      1,048       1,058,346
      Series 2005-D, Class B10*                               14.82+      12/15/37      1,476       1,502,640
      Series 2005-D, Class B11*                               16.82+      12/15/37      1,968       2,005,468
      Series 2004-A, Class B11*                               19.82+      02/10/36        961       1,004,339
                                                                                                 ------------
                                                                                                   16,763,651
                                                                                                 ------------
Washington Mutual
      Series 2003-S3, Class CB5                               5.41        06/25/33      1,113         918,899
      Series 2003-S3, Class CB6                               5.41        06/25/33      1,113         578,872
      Series 2005-AR2, Class B11(b)                           6.53+       01/25/45      4,768       3,730,592
      Series 2005-AR2, Class B12(b)                           6.53+       01/25/45      4,068         915,232
                                                                                                 ------------
                                                                                                    6,143,595
                                                                                                 ------------
Wells Fargo Mortgage Backed Securities Trust
      Series 2005-AR4, Class B6                               4.57+       04/25/35      1,190         392,765
      Series 2006-14, Class B4*                               6.00        11/25/36      1,250       1,089,454
      Series 2006-15, Class B5*                               6.00        11/25/36      1,875       1,256,250
      Series 2006-15, Class B6*                               6.00        11/25/36      1,996         793,382
                                                                                                 ------------
                                                                                                    3,531,851
                                                                                                 ------------
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
      (Cost - $40,479,742)                                                                         41,782,653
                                                                                                 ------------
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
      (Cost - $40,479,742)                                                                         41,782,653
                                                                                                 ------------

                                                                                       SHARES        VALUE
                                                                                     ---------   ------------
PREFERRED STOCKS - 4.9%
   Brandywine Realty Trust Series C, 7.50% (REIT)                                      34,931         899,822
   CBL & Associates Properties, Inc. Series D, 7.38% (REIT)                            61,180       1,566,820
   CBL & Associates Properties, Inc. 7.75% (REIT)                                      51,628       1,319,095
   Cousins Properties, Inc. Series B, 7.50% (REIT)                                     43,759       1,104,915
   Health Care, Inc. Series F, 7.63% (REIT)                                            59,703       1,536,158
   Host Marriott Corp. Class E, 8.88% (REIT)                                           50,000       1,365,000
   Istar Financial, Inc. Series E, 7.88% (REIT)                                       100,000       2,595,000
   Istar Financial, Inc. Series F, 7.80% (REIT)                                        20,000         521,600
   Strategic Hotel Capital, Inc. Series A, 8.50% (REIT)*                               37,154         945,105
   Taubman Centers, Inc. Series G, 8.00% (REIT)                                        53,666       1,422,149

HYPERION BROOKFIELD INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
October 31, 2006

                                                                                       SHARES        VALUE
                                                                                     ---------   ------------
PREFERRED STOCKS (CONTINUED)
   Urstadt Biddle Properties, Inc. Series D, 7.50% (REIT)                              23,118    $    576,101
                                                                                                 ------------
TOTAL PREFERRED STOCKS
      (Cost - $13,572,560)                                                                         13,851,765
                                                                                                 ------------

                                                                                     PRINCIPAL
                                                               INTEREST                AMOUNT
                                                                 RATE     MATURITY     (000S)        VALUE
                                                              ---------   --------   ---------   ------------
SHORT TERM INVESTMENT - 1.4%
   Federal Home Loan Bank Discount Notes #
      (Cost - $3,997,178)                                     5.08%       11/06/06      4,000       3,997,178
                                                                                                 ------------
TOTAL INVESTMENTS - 103.2%
      (Cost - $287,770,406)                                                                       289,555,433
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2)%                                                     (8,871,351)
                                                                                                 ------------
NET ASSETS - 100.0%                                                                              $280,684,082
                                                                                                 ============

@    -- PORTION OR ENTIRE PRINCIPAL AMOUNT DELIVERED AS COLLATERAL FOR REVERSE
        REPURCHASE AGREEMENTS.

* -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY ONLY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

**   -- ACQUIRED IN CONNECTION WITH PURCHASE OF LB-UBS COMMERCIAL MORTGAGE TRUST
        SERIES 2002-C2 CLASSES Q, S, T, AND U.

+    -- VARIABLE RATE SECURITY - INTEREST RATE IS IN EFFECT AS OF OCTOBER 31,
        2006.

#    -- PORTION OR ENTIRE PRINCIPAL AMOUNT DELIVERED AS COLLATERAL FOR OPEN
        FUTURES CONTRACTS.

(A) -- INTEREST RATE AND PRINCIPAL AMOUNTS ARE BASED ON THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGE POOLS.

(B) -- SECURITY IS A "STEP UP" BOND WHERE COUPON INCREASES OR STEPS UP AT A PREDETERMINED DATE. AT THAT DATE THE COUPON INCREASES TO LIBOR PLUS A PREDETERMINED MARGIN.

(C) -- SECURITY IS A "STEP UP" BOND WHERE COUPON INCREASES OR STEPS UP AT A PREDETERMINED DATE. RATES SHOWN ARE CURRENT COUPON AND NEXT COUPON RATE WHEN SECURITY STEPS UP.

(D)  -- BOND IS IN DEFAULT.

(E)  -- INVESTMENTS IN LOANS RECEIVABLE.

REIT -- REAL ESTATE INVESTMENT TRUST

/\   -- AT OCTOBER 31, 2006, THE AGGREGATE COST OF INVESTMENTS FOR INCOME TAX
        PURPOSES WAS $287,770,406. NET UNREALIZED APPRECIATION AGGREGATED $1,785,027 OF WHICH $8,246,489 RELATED TO APPRECIATED INVESTMENT SECURITIES AND $6,461,462 RELATED TO DEPRECIATED INVESTMENT SECURITIES.

--------------------------------------------------------------------------------
HYPERION BROOKFIELD INCOME FUND, INC.
OCTOBER 31, 2006

--------------------------------------------------------------------------------

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

Valuation of and Basis of Accounting for Loans Receivable: Loans receivable are carried at fair value, which is considered equal to their estimated collectible amounts. Interest income on the loans receivable is accrued based upon the principal amount outstanding. Loans receivable are reviewed for possible impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the Fund's carrying value is greater than its fair value. Impaired loans, if any, are valued based upon the present value of the expected future cash flows discounted at the loan's effective interest rate, or collateral value, if the loan is collateral dependent.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At October 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

                                                                                                     Maturity
   Face Value                                  Description                                            Amount
---------------      -----------------------------------------------------------------            -------------
  $  5,458,000       JP Morgan Chase, 5.45%, dated 09/28/06, maturity date 11/28/06               $   5,508,403
     4,940,000       Morgan Stanley, 5.40%, dated 09/28/06, maturity date 11/28/06                    4,985,201
  ------------                                                                                    -------------
  $ 10,398,000
  ============

                    Maturity Amount, Including Interest Payable                                   $  10,493,604
                                                                                                  -------------

                    Market Value of Assets Sold Under Agreements                                  $  11,054,398
                                                                                                  -------------

                    Weighted Average Interest Rate                                                         5.43%
                                                                                                  -------------

--------------------------------------------------------------------------------
HYPERION BROOKFIELD INCOME FUND, INC.
OCTOBER 31, 2006

--------------------------------------------------------------------------------

The average daily balance of reverse repurchase agreements outstanding during the period ended October 31, 2006, was approximately $9,694,933 at a weighted average interest rate of 5.40%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $25,651,040 as of October 10, 2006, which was 8.45% of total assets.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate ("LIBOR"). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when a underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

At October 31, 2006, the following swap agreements were outstanding:

--------------------------------------------------------------------------------
HYPERION BROOKFIELD INCOME FUND, INC.
OCTOBER 31, 2006

--------------------------------------------------------------------------------


                                                                                                                   Net Unrealized
                         Expiration                                                                                Appreciation/
Notional Amount             Date                                  Description                                      Depreciation
---------------          ----------                               -----------                                      --------------
$     5,000,000           09/11/42            Agreement with Bear Stearns, dated 11/02/05 to receive               $      388,679
                                              monthly the notional amount multiplied by 2.10% and to
                                              pay only in the event of a write down, failure to pay a
                                              principal payment or an interest shortfall on BSCMS
                                              2005-PWR9K.

     10,000,000           12/11/40            Agreement with Bear Stearns, dated 06/06/06 to pay                         (451,883)
                                              monthly the notional amount multiplied by 1.15% and to
                                              receive in the event of a write down, failure to pay a
                                              principal payment or an interest shortfall on BSCMS
                                              2005-PW10K.

      2,200,000           08/13/42            Agreement with Bear Stearns, dated 06/09/06 to pay                          (44,778)
                                              monthly the notional amount multiplied by 0.70% and to
                                              receive in the event of a write down, failure to pay a
                                              principal payment or an interest shortfall on MCS
                                              2005-HQ6J.

      9,000,000           10/15/44            Agreement with Bear Stearns, dated 06/06/06 to pay                         (258,227)
                                              monthly the notional amount multiplied by 1.16% and to
                                              receive in the event of a write down, failure to pay a
                                              principal payment or an interest shortfall on WBCMT
                                              2005-C21H.

      9,800,000           12/15/40            Agreement with Goldman Sachs Capital Markets, LP, dated                    (291,707)
                                              06/06/06 to pay monthly the notional amount multiplied
                                              by 1.18% and to receive in the event of a write down,
                                              failure to pay a principal payment or an interest
                                              shortfall on CSFB 2005-C6J.

      8,000,000           01/15/46            Agreement with Goldman Sachs Capital Markets, LP, dated                    (242,757)
                                              06/06/06 to pay monthly the notional amount multiplied
                                              by 1.18% and to receive in the event of a write down,
                                              failure to pay a principal payment or an interest
                                              shortfall on CD 2006-CD2J.

      3,100,000           02/15/39            Agreement with Greenwich Capital Markets, Inc., dated                        68,366
                                              06/06/06 to pay monthly the notional amount multiplied
                                              by 1.16% and to receive in the event of a write down,
                                              failure to pay a principal payment or an interest
                                              shortfall on CSMC 2006-C1K.

      6,000,000           04/15/42            Agreement with Morgan Stanley Capital Markets, Inc.,                        279,908
                                              dated 11/02/05 to receive monthly the notional amount                --------------
                                              multiplied by 2.15% and to pay in the event of a write
                                              down, failure to pay a principal payment or an interest
                                              shortfall on WBCMT 2005-C18J.
                                                                                                                   $     (552,399)
                                                                                                                   ===============

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of October 31, 2006, the fund had the following short futures contracts outstanding:

SHORT:



  NOTIONAL                                                              COST AT           VALUE AT            UNREALIZED
   AMOUNT          TYPE                        EXPIRATION DATE         TRADE DATE     OCTOBER 31, 2006       DEPRECIATION
------------       ----                        ---------------         ----------     ----------------       ------------
$ 14,000,000       10 Yr. U.S. Treasury Note   December 2006           $15,081,973    $     15,150,625       $     68,652

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD INCOME FUND, INC.


By: /s/ John H. Dolan
    -----------------------------------------
    John H. Dolan
    Principal Executive Officer

Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ John H. Dolan
    -----------------------------------------
    John H. Dolan
    Principal Executive Officer

Date: December 28, 2006


By: /s/ Thomas F. Doodian
    -----------------------------------------
    Thomas F. Doodian
    Treasurer and Principal Financial Officer

Date: December 21, 2006